Vanguard® California Long-Term Tax-Exempt Fund
Schedule of Investments (unaudited)
As of August 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (101.2%)
California (100.6%)
	ABAG Finance Authority for Nonprofit Corps. Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	1,000	1,028
	ABAG Finance Authority for Nonprofit Corps. Health, Hospital, Nursing Home Revenue	5.000%	8/1/43	15,830	17,211
	ABAG Finance Authority for Nonprofit Corps. Miscellaneous Revenue, Prere.	5.000%	7/1/22	7,565	7,870
[1]	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/32	1,000	1,246
[2]	Alameda Community Improvement Commission Successor Agency Tax Allocation Revenue	5.000%	9/1/29	1,500	1,696
[3]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/30	30,375	26,417
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/35	1,060	1,258
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/36	1,210	1,433
[1]	Alameda Corridor Transportation Authority Transit Revenue	4.000%	10/1/37	2,295	2,596
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/37	6,745	7,972
[1]	Alameda County CA Unified School District GO	0.000%	8/1/24	3,510	3,461
[1]	Alameda County CA Unified School District GO	0.000%	8/1/29	5,000	4,487
	Alameda County Joint Powers Authority Lease (Abatement) Revenue	4.000%	12/1/34	1,525	1,762
[4,5]	Allan Hancock CA Joint Community College GO TOB VRDO	0.040%	9/2/21	1,000	1,000
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/36	3,795	4,063
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/37	1,725	2,019
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/38	1,400	1,635
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/39	1,500	1,752
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/45	2,595	3,031
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/45	5,800	6,775
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/50	2,870	3,353
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue (Water System Project)	5.000%	10/1/49	1,550	1,811

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue (Water Systems Project), Prere.	5.000%	10/1/21	2,250	2,259
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue, Prere.	5.000%	10/1/21	1,275	1,280
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue, Prere.	5.000%	10/1/21	950	954
	Anaheim Public Financing Authority Electric Power & Light Revenue	4.000%	10/1/31	5,080	5,283
	Anaheim Public Financing Authority Lease (Abatement) Revenue	5.000%	5/1/46	1,725	1,898
	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/21	545	545
	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/25	2,625	3,045
	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/29	2,260	2,846
[2]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/33	1,850	2,317
[2]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/35	1,500	1,813
[2]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/36	4,500	5,438
	Anaheim Union High School District GO	4.000%	8/1/42	1,935	2,209
	Baldwin Park Unified School District GO	3.000%	8/1/43	1,380	1,476
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/30	5,110	6,015
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/31	8,085	9,492
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/33	5,665	6,629
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/47	5,000	5,719
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/49	1,000	1,142
	Bay Area Toll Authority Highway Revenue	3.000%	4/1/54	2,180	2,305
	Bay Area Toll Authority Highway Revenue PUT	2.850%	4/1/25	10,000	10,784
	Bay Area Toll Authority Highway Revenue PUT	2.625%	4/1/26	15,000	16,265
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/23	125	135
[1]	Beaumont Public Improvement Authority Lease Revenue	5.000%	9/1/49	4,000	4,777
	Beaumont Unified School District GO	4.000%	8/1/46	1,400	1,611
	Beverly Hills Unified School District CA GO	3.000%	8/1/38	6,560	7,068
	Beverly Hills Unified School District CA GO	3.000%	8/1/40	2,660	2,856
[1]	Brentwood Infrastructure Financing Authority	5.000%	9/2/28	2,130	2,418
[4,5]	Burbank Unified School District GO TOB VRDO	0.040%	9/2/21	5,520	5,520
	Butte-Glenn Community College District GO	4.000%	8/1/48	1,475	1,678
[3]	Cabrillo Community College District GO	0.000%	5/1/26	5,085	4,473
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.250%	5/1/43	8,025	9,480
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.250%	5/1/48	2,000	2,348
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.250%	5/1/53	6,600	7,725

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	California Community Housing Agency Local or Guaranteed Housing Revenue	5.000%	2/1/50	10,475	12,072
[4]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/56	1,750	1,920
[4]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/56	15,000	16,797
[4]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/56	4,750	5,367
[4]	California Community Housing Agency Local or Guaranteed Housing Revenue	3.000%	8/1/56	12,270	12,685
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/33	500	658
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/49	1,000	1,184
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/49	1,125	1,327
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/49	750	933
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/49	1,200	1,499
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/50	2,250	2,701
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	0.000%	6/1/55	6,710	1,798
	California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	25	29
	California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/26	2,295	2,839
	California Educational Facilities Authority College & University Revenue	5.000%	11/1/25	160	191
	California Educational Facilities Authority College & University Revenue	5.000%	3/15/26	40	48
	California Educational Facilities Authority College & University Revenue	5.000%	11/1/30	3,225	3,803
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/33	250	309
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/35	800	996
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/37	1,130	1,322
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/38	2,250	2,754
	California Educational Facilities Authority College & University Revenue	4.000%	1/1/39	10,000	11,149
	California Educational Facilities Authority College & University Revenue	5.000%	3/15/39	4,755	6,904
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/39	6,035	6,940
	California Educational Facilities Authority College & University Revenue	5.250%	4/1/40	6,645	9,963
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/42	100	118
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/42	225	276
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/43	3,810	5,701
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/44	3,000	3,623
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/45	6,500	7,475

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Educational Facilities Authority College & University Revenue	5.000%	5/1/45	6,000	9,088
	California Educational Facilities Authority College & University Revenue	5.000%	9/1/45	5,000	5,826
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/45	1,425	1,665
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/46	10,000	15,283
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/46	300	365
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/48	1,290	1,552
	California Educational Facilities Authority College & University Revenue	5.000%	5/1/49	10,835	16,882
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/51	4,500	7,109
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/53	8,000	9,700
[4,5]	California Educational Facilities Authority College & University Revenue TOB VRDO	0.020%	9/2/21	2,200	2,200
	California Educational Facilities Authority College & University Revenue, Prere.	6.125%	10/1/21	610	613
	California Educational Facilities Authority College & University Revenue, Prere.	6.125%	10/1/21	640	643
	California Educational Facilities Authority College & University Revenue, Prere.	5.250%	6/1/22	1,125	1,167
	California Enterprise Development Authority Lease (Abatement) Revenue	4.000%	11/1/49	1,000	1,138
	California Enterprise Development Authority Local or Guaranteed Housing Revenue	5.000%	8/1/45	1,190	1,477
	California Enterprise Development Authority Local or Guaranteed Housing Revenue	5.000%	8/1/55	2,110	2,590
	California Enterprise Development Authority Local or Guaranteed Housing Revenue	5.000%	8/1/57	400	489
	California GO	5.000%	4/1/22	19,000	19,542
	California GO	5.250%	10/1/27	5,000	5,021
	California GO	5.000%	3/1/28	5,000	5,812
	California GO	5.000%	8/1/28	4,510	5,482
	California GO	5.000%	8/1/28	4,375	5,159
	California GO	4.000%	9/1/28	6,000	7,010
	California GO	5.000%	10/1/29	11,450	12,321
	California GO	5.000%	10/1/29	4,045	4,852
	California GO	5.000%	8/1/30	3,250	3,945
	California GO	5.000%	4/1/31	5,820	7,952
	California GO	5.000%	8/1/31	9,460	11,139
	California GO	5.000%	8/1/31	14,040	17,554
	California GO	5.000%	9/1/31	8,390	10,200
	California GO	5.000%	10/1/31	4,500	5,134
	California GO	5.000%	11/1/31	5,050	6,362
	California GO	5.000%	12/1/31	1,000	1,205
	California GO	5.000%	4/1/32	2,500	3,482
	California GO	4.000%	8/1/32	10,025	11,615
	California GO	5.000%	8/1/32	1,490	1,688
	California GO	5.000%	8/1/32	2,000	2,497
[1]	California GO	5.250%	8/1/32	19,275	27,156
	California GO	4.000%	9/1/32	7,580	8,801
	California GO	5.000%	9/1/32	1,045	1,047
	California GO	5.000%	9/1/32	2,810	3,413
	California GO	5.000%	10/1/32	8,790	10,020
	California GO	5.000%	10/1/32	7,510	9,872

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	5.000%	12/1/32	500	602
	California GO	5.000%	2/1/33	2,615	2,788
	California GO	5.000%	3/1/33	1,000	1,315
	California GO	5.000%	4/1/33	10,500	13,602
	California GO	5.000%	4/1/33	1,200	1,341
	California GO	5.000%	8/1/33	5,000	6,053
	California GO	5.000%	8/1/33	2,635	2,984
	California GO	3.000%	10/1/33	1,000	1,134
	California GO	5.000%	10/1/33	4,000	4,560
	California GO	5.000%	8/1/34	1,350	1,587
	California GO	5.000%	9/1/34	3,165	3,836
	California GO	5.000%	9/1/34	1,505	1,824
	California GO	3.000%	10/1/34	4,540	5,131
	California GO	3.000%	11/1/34	1,000	1,139
	California GO	4.000%	11/1/34	4,620	5,735
	California GO	5.000%	12/1/34	1,000	1,201
	California GO	5.000%	12/1/34	1,700	2,267
	California GO	5.250%	4/1/35	5,000	5,146
	California GO	4.000%	8/1/35	10,000	11,525
	California GO	5.000%	8/1/35	1,780	2,090
	California GO	3.000%	9/1/35	380	411
	California GO	4.000%	9/1/35	10,865	12,548
	California GO	5.000%	9/1/35	3,265	3,953
	California GO	5.000%	10/1/35	7,500	8,951
	California GO	3.000%	11/1/35	670	759
	California GO	5.000%	11/1/35	3,750	4,704
	California GO	5.000%	12/1/35	250	332
	California GO	4.000%	3/1/36	12,965	15,787
	California GO	5.000%	4/1/36	6,250	6,972
	California GO	4.000%	8/1/36	400	460
	California GO	5.000%	9/1/36	8,500	8,905
	California GO	5.000%	11/1/36	10,000	12,760
	California GO	5.000%	12/1/36	3,730	4,953
	California GO	3.750%	4/1/37	600	626
	California GO	5.000%	4/1/37	5,000	5,365
	California GO	5.000%	4/1/37	9,250	10,311
	California GO	4.000%	9/1/37	3,125	3,596
	California GO	5.000%	11/1/37	15,340	19,525
	California GO	4.000%	11/1/38	1,100	1,345
	California GO	4.000%	10/1/39	5,435	6,601
	California GO	5.000%	10/1/39	6,670	7,571
	California GO	5.000%	11/1/39	10,000	12,683
[6]	California GO	5.000%	9/1/41	16,275	21,669
	California GO	5.000%	10/1/41	5,000	5,019
	California GO	4.000%	11/1/41	700	791
	California GO	5.000%	4/1/42	2,185	2,245
	California GO	5.000%	9/1/42	8,515	8,914
	California GO	4.000%	2/1/43	400	418
	California GO	5.000%	2/1/43	6,265	6,670
	California GO	5.000%	4/1/43	6,500	6,969
	California GO	5.000%	11/1/43	12,725	13,978
	California GO	5.000%	12/1/43	5,335	5,880
	California GO	5.000%	5/1/44	4,000	4,458
	California GO	5.000%	10/1/44	500	566
	California GO	5.000%	3/1/45	215	247
	California GO	5.000%	8/1/45	12,670	14,752
	California GO	4.000%	11/1/45	20,160	22,674
	California GO	4.000%	8/1/46	5,200	5,918

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	5.000%	8/1/46	10,460	12,556
	California GO	4.000%	9/1/46	105	120
	California GO	5.000%	9/1/46	775	933
	California GO	5.000%	10/1/47	1,040	1,234
	California GO	5.000%	11/1/47	5,000	6,207
	California GO	5.000%	10/1/48	22,050	27,504
	California GO	3.000%	11/1/50	9,665	10,401
	California GO	4.000%	11/1/50	500	561
[5]	California GO VRDO	0.010%	9/1/21	3,235	3,235
[5]	California GO VRDO	0.010%	9/1/21	2,600	2,600
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/25	2,720	2,914
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	2,740	3,170
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	5,000	5,258
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	1,840	2,126
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	2,390	2,731
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,000	1,134
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	5,080	6,406
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	1,600	2,010
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	3,500	3,675
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,435	1,800
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	5,000	6,076
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/32	1,640	2,160
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	675	773
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	4,275	4,519
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/33	1,210	1,275
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	2,510	2,637
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/33	1,100	1,243
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	750	940
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	1,295	1,617
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	675	773
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/34	2,465	2,765
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	645	742
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	5,100	6,181
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	7,815	8,256
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	1,000	1,202

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/36	1,000	1,138
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/36	3,000	3,366
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/37	1,000	1,198
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/37	1,660	1,990
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/37	2,000	2,063
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/37	3,310	3,701
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	1,000	1,195
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/38	3,420	3,876
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/38	2,240	2,497
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	475	590
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/39	4,695	5,224
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	2,500	2,859
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/39	5,045	5,734
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/39	4,050	4,501
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/39	4,505	4,756
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/40	6,000	6,869
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	1,865	2,220
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/40	8,000	8,071
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/41	1,485	1,565
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	2.125%	11/1/41	3,500	3,418
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/41	4,025	4,059
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/41	765	868
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/42	5,000	5,155
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/42	7,745	9,279
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/42	11,405	13,162
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/43	1,190	1,253
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/43	5,300	5,988
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	4/1/44	2,600	2,771
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/44	1,500	1,759
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	1,500	1,708

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/44	15,915	18,488
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/45	6,630	7,757
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/45	1,190	1,389
[6]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/46	3,500	4,050
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/46	395	475
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/47	7,000	8,456
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	6/1/47	5,000	5,334
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/47	12,850	15,315
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/47	4,875	5,513
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/47	5,000	7,556
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/48	310	354
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/48	26,110	31,870
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/48	11,130	13,585
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/49	19,350	22,517
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/49	15,630	18,607
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/50	15,000	17,485
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/50	1,400	1,729
[6]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/51	16,950	19,476
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/54	2,000	2,318
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/55	2,300	2,821
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/55	7,000	8,312
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/56	23,705	28,899
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/27	3,000	3,765
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	15,320	20,227
[4,5]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.040%	9/2/21	16,900	16,900
[4,5]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.070%	9/2/21	3,200	3,200
[4,5]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.070%	9/2/21	10,000	10,000
[4,5]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.090%	9/2/21	15,575	15,575
[5]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	9/1/21	1,800	1,800

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/22	5,000	5,231
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/22	100	105
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/26	40	49
	California Housing Finance Local or Guaranteed Housing Revenue	4.000%	3/20/33	10,718	12,797
	California Housing Finance Local or Guaranteed Housing Revenue	4.250%	1/15/35	2,797	3,445
	California Housing Finance Local or Guaranteed Housing Revenue	3.500%	11/20/35	15,009	17,769
	California Housing Finance Local or Guaranteed Housing Revenue	2.500%	2/1/38	1,715	1,737
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/45	1,315	1,532
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/50	1,730	2,005
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/55	1,860	2,148
[4]	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	1/1/56	4,030	4,783
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/52	5,000	6,062
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	4.000%	5/15/36	100	113
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	4.000%	5/15/40	5,505	6,108
	California Infrastructure & Economic Development Bank Private Schools Revenue PUT	1.750%	8/1/26	2,000	2,092
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	7/1/26	1,810	2,151
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	5/1/28	1,220	1,454
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	5/1/29	1,290	1,534
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/29	2,500	3,302
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/30	2,000	2,204
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/41	6,100	6,716
	California Infrastructure & Economic Development Bank Recreational Revenue	4.000%	11/1/45	1,000	1,069
	California Infrastructure & Economic Development Bank Recreational Revenue	3.000%	7/1/50	16,775	17,705
	California Infrastructure & Economic Development Bank Recreational Revenue	4.000%	7/1/50	4,000	4,616
	California Infrastructure & Economic Development Bank Recreational Revenue PUT	1.200%	6/1/28	17,400	17,617
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/34	5,000	5,982
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/22	350	360

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Municipal Finance Authority College & University Revenue	5.000%	10/1/32	225	278
California Municipal Finance Authority College & University Revenue	5.000%	10/1/33	625	748
California Municipal Finance Authority College & University Revenue	5.000%	10/1/34	1,125	1,343
California Municipal Finance Authority College & University Revenue	5.000%	10/1/34	750	921
California Municipal Finance Authority College & University Revenue	5.000%	4/1/35	2,000	2,244
California Municipal Finance Authority College & University Revenue	5.000%	10/1/36	250	306
California Municipal Finance Authority College & University Revenue	5.000%	10/1/38	1,355	1,455
California Municipal Finance Authority College & University Revenue	5.000%	10/1/38	1,800	2,196
California Municipal Finance Authority College & University Revenue	5.000%	4/1/41	5,000	5,562
California Municipal Finance Authority College & University Revenue	5.000%	10/1/42	2,500	2,676
California Municipal Finance Authority College & University Revenue	4.000%	11/1/42	1,625	1,938
California Municipal Finance Authority College & University Revenue	5.000%	6/1/43	3,000	3,599
California Municipal Finance Authority College & University Revenue	4.000%	11/1/44	1,500	1,756
California Municipal Finance Authority Electric Power & Light Revenue	5.000%	10/1/33	2,220	2,614
California Municipal Finance Authority Electric Power & Light Revenue	5.000%	10/1/34	1,340	1,576
California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	1,800	2,207
California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	390	484
California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	275	346
California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	2,465	3,006
California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	2,910	3,675
California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	775	943
California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,775	2,155
California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/35	915	1,010
California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,800	2,176
California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/40	5,000	5,735
California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/41	6,975	8,190
California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	6,180	7,426
California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	2,500	3,004
California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/44	1,800	1,971
California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/47	9,300	11,068

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/47	5,000	5,583
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	5,200	6,210
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	200	239
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/47	3,510	4,013
[4]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/54	2,250	2,558
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Channing House Project)	4.000%	5/15/40	6,500	7,360
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Channing House Project)	5.000%	5/15/47	3,000	3,499
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/37	930	1,132
	California Municipal Finance Authority Industrial Revenue VRDO	0.010%	9/1/21	600	600
[2]	California Municipal Finance Authority Lease Revenue	5.000%	8/1/46	5,125	6,078
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	2.650%	8/1/36	8,068	8,672
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/40	1,480	1,829
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/46	2,000	2,360
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/48	5,000	5,752
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	6/1/50	2,580	2,915
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.000%	5/15/51	2,000	2,125
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.000%	5/15/54	3,000	3,173
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	4.000%	8/15/42	1,000	1,098
[4]	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Claremont Colleges Project)	5.000%	7/1/52	2,040	2,320
	California Municipal Finance Authority Water Revenue (Anaheim Water Systems Project)	4.000%	10/1/34	4,560	5,085
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/47	5,000	5,642
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/47	5,585	6,804
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/47	715	838
[5]	California Public Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	9/1/21	3,140	3,140
[5]	California Public Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	9/1/21	4,335	4,335
[4]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/26	250	291
[4]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/26	500	583
[4]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/29	275	318
[4]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/36	1,180	1,350

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/45	825	956
[4]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/48	675	752
[4]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/49	2,000	2,282
[4]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/49	150	182
[4]	California School Finance Authority Charter School Aid Revenue	5.000%	6/1/50	2,120	2,380
[4]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/50	1,200	1,427
[4]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/51	800	860
[4]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/55	1,235	1,419
[4]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/59	4,165	4,927
[4]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/61	1,300	1,383
[4]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/48	3,025	3,568
[4]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	4.000%	7/1/50	5,695	6,503
[4]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	4.000%	7/1/55	4,300	4,888
[4]	California School Finance Authority Charter School Aid Revenue, Prere.	5.000%	8/1/25	50	59
[4]	California School Finance Authority Charter School Aid Revenue, Prere.	5.000%	8/1/25	25	30
[4]	California School Finance Authority Charter School Aid Revenue, Prere.	5.000%	8/1/25	120	142
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/34	475	568
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/35	975	1,161
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/36	530	628
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/37	1,000	1,178
[4,5]	California State Health Facility Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.040%	9/2/21	10,000	10,000
[4,5]	California State Infrastructure & Economic Development Bank College & University Revenue TOB VRDO	0.040%	9/2/21	2,900	2,900
[2,4,5]	California State Municipal Finance Authority Student Housing Local or Guaranteed Housing Revenue TOB VRDO	0.070%	9/2/21	5,960	5,960
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/29	7,095	9,055
[6]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/30	4,000	5,219
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/31	1,000	1,235
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/31	2,500	3,088

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/31	4,000	5,308
[6]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/32	2,000	2,636
[6]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/33	2,000	2,625
[6]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/34	4,000	5,231
[6]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/35	5,000	6,526
	California State Public Works Board Lease (Abatement) Revenue	4.500%	9/1/35	4,000	4,439
[6]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/36	4,000	5,204
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/39	1,495	1,688
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/41	2,620	3,170
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	3/1/29	2,500	2,678
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	3/1/34	1,300	1,390
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	3/1/38	3,470	3,708
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/26	5,000	5,280
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/30	6,000	7,010
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	4/1/33	2,220	2,575
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.500%	11/1/33	2,330	2,588
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/37	655	792
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/37	50	51
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/37	1,115	1,372
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/37	5,000	5,266
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/38	1,000	1,204
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/39	3,000	3,387
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	2.625%	11/1/45	4,145	4,256
	California State University College & University Revenue	5.000%	11/1/30	2,500	2,967
	California State University College & University Revenue	5.000%	11/1/32	6,610	7,952
	California State University College & University Revenue	4.000%	11/1/36	300	374
	California State University College & University Revenue	3.000%	11/1/37	2,215	2,481
	California State University College & University Revenue	4.000%	11/1/37	2,400	2,737
	California State University College & University Revenue	5.000%	11/1/37	5,025	6,557
	California State University College & University Revenue	3.000%	11/1/38	2,280	2,546

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California State University College & University Revenue	4.000%	11/1/38	1,415	1,611
	California State University College & University Revenue	5.000%	11/1/38	4,045	4,781
	California State University College & University Revenue	5.000%	11/1/38	4,015	5,230
	California State University College & University Revenue	5.000%	11/1/38	660	810
	California State University College & University Revenue	5.000%	11/1/41	10,450	12,465
	California State University College & University Revenue	5.000%	11/1/43	5,175	6,105
	California State University College & University Revenue	4.000%	11/1/45	5,230	5,898
	California State University College & University Revenue	5.000%	11/1/45	4,940	5,873
	California State University College & University Revenue	5.000%	11/1/47	6,430	7,836
	California State University College & University Revenue	5.000%	11/1/47	9,045	10,654
	California State University College & University Revenue	5.000%	11/1/48	6,945	8,666
	California State University College & University Revenue	5.000%	11/1/50	6,000	7,476
	California State University College & University Revenue PUT	1.600%	11/1/26	3,500	3,677
[4,5]	California State University College & University Revenue TOB VRDO	0.040%	9/2/21	3,255	3,255
	California State University College & University Revenue, Prere.	5.000%	11/1/21	1,355	1,366
	California State University College & University Revenue, Prere.	5.000%	11/1/24	120	138
	California State University College & University Revenue, Prere.	5.000%	11/1/24	75	86
	California State University College & University Revenue, Prere.	5.000%	11/1/24	140	161
	California State University College & University Revenue, Prere.	5.000%	11/1/24	6,880	7,930
	California State University College & University Revenue, Prere.	5.000%	11/1/24	3,515	4,052
	California State University College & University Revenue, Prere.	5.000%	11/1/24	1,860	2,144
	California State University College & University Revenue, Prere.	5.000%	11/1/24	140	161
	California State University College & University Revenue, Prere.	5.000%	11/1/24	6,860	7,907
	California State University Local or Guaranteed Housing Revenue	3.000%	11/1/35	9,005	10,161
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/27	2,035	2,428
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	100	124
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/31	4,745	5,632
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/32	190	233

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/33	1,350	1,669
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/34	270	309
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	680	823
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/35	980	1,183
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	780	940
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/37	2,335	2,781
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/37	520	625
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.500%	3/1/38	1,045	1,159
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	530	636
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/42	1,445	1,657
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/42	2,500	2,557
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.375%	3/1/44	150	168
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	5,800	6,504
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/45	4,315	5,080
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/45	7,085	8,277
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/45	2,150	2,229
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/46	1,125	1,251
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/46	2,035	2,416
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/46	1,800	2,092
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/47	2,000	2,044
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.375%	1/1/48	200	226

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/48	5,300	6,297
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/48	885	1,006
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/48	3,020	3,654
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.000%	4/1/50	1,070	1,130
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/51	1,580	1,754
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/51	3,000	3,550
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/53	3,450	4,183
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/57	3,775	4,575
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (899 Charleston Project)	5.250%	11/1/44	1,000	1,083
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (899 Charleston Project)	5.375%	11/1/49	2,300	2,495
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/43	1,500	1,823
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/48	7,000	8,454
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	8/15/24	4,925	5,445
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/27	2,650	3,165
[4,5]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.040%	9/2/21	3,375	3,375
[5]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	9/1/21	1,430	1,430
[5]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	9/1/21	2,165	2,165
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	12/1/21	7,280	7,368
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/22	11,000	11,514
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.625%	12/1/23	4,000	4,479

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/29	2,000	2,392
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/30	3,500	4,177
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/32	2,500	2,970
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/40	4,445	5,215
[4]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.250%	7/1/52	725	786
	California Statewide Communities Development Authority Special Tax Revenue	4.000%	9/1/50	1,300	1,466
	Campbell Union High School District GO	5.000%	8/1/35	1,000	1,201
	Carlsbad Unified School District GO	4.000%	5/1/32	575	675
	Carlsbad Unified School District GO	4.000%	5/1/33	685	803
	Carlsbad Unified School District GO	4.000%	5/1/34	695	812
	Carlsbad Unified School District GO	3.000%	8/1/42	2,730	2,942
[2]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/34	1,500	1,798
[2]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Housing Merged Redevelopment Project)	4.000%	8/1/30	300	360
[1]	Centinela Valley Union High School District GO	4.000%	8/1/50	3,000	3,318
	Centinela Valley Union High School District GO, Prere.	6.000%	8/1/23	3,000	3,329
	Central School District GO	5.000%	8/1/47	3,350	3,973
	Central School District GO	4.000%	8/1/48	3,945	4,513
	Central Unified School District GO	4.000%	8/1/48	8,400	9,434
[2]	Ceres Unified School District GO	5.000%	8/1/51	5,000	6,101
	Cerritos Community College District GO	4.000%	8/1/33	2,135	2,349
	Cerritos Community College District GO	0.000%	8/1/34	4,000	3,157
	Cerritos Community College District GO	0.000%	8/1/35	1,730	1,330
	Cerritos Community College District GO	4.000%	8/1/44	1,455	1,586
	Cerritos Community College District GO, Prere.	5.000%	8/1/22	7,000	7,314
	Chabot-Las Positas Community College District GO	4.000%	8/1/35	2,000	2,311
	Chabot-Las Positas Community College District GO	4.000%	8/1/42	625	730
	Chabot-Las Positas Community College District GO	4.000%	8/1/47	1,535	1,781
	Chabot-Las Positas Community College District GO, Prere.	5.000%	8/1/23	3,500	3,823
	Chaffey Joint Union High School District GO	5.250%	8/1/47	3,080	3,765
[1]	Charter Oak Unified School District GO	5.000%	8/1/31	1,380	1,615
[1]	Charter Oak Unified School District GO	5.000%	8/1/33	1,755	2,053
[1]	Charter Oak Unified School District GO	4.125%	8/1/44	500	547
	Chico Unified School District	4.000%	8/1/44	1,750	2,069
	Chico Unified School District GO	4.000%	8/1/35	1,880	2,119
	Chula Vista Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/25	2,130	2,432
	Chula Vista Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/26	1,175	1,373
	Cloverdale Unified School District GO	4.000%	8/1/49	5,000	5,743
[1]	Cloverdale Unified School District GO	4.000%	8/1/50	3,575	4,116

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Clovis CA Sewer Revenue	5.000%	8/1/37	1,000	1,222
[2]	Clovis CA Sewer Revenue	5.000%	8/1/38	2,250	2,744
[4]	CMFA Special Finance Agency I Local or Guaranteed Housing Revenue	3.300%	4/1/51	5,000	5,187
[4]	CMFA Special Finance Agency VII Local or Guaranteed Housing Revenue	3.000%	8/1/56	10,000	10,189
[2]	Coachella Valley Unified School District GO	5.000%	8/1/46	10,000	11,860
	Coast Community College District GO	4.000%	8/1/33	1,195	1,438
	Coast Community College District GO	4.000%	8/1/34	250	298
	College of the Sequoias Tulare Area Improvement District No. 3 GO	4.000%	8/1/46	2,245	2,619
[2]	Colton Joint Unified School District GO	4.000%	8/1/32	1,340	1,534
[2]	Compton CA Unified School District COP	5.000%	6/1/30	300	366
[2]	Compton CA Unified School District COP	4.000%	6/1/37	520	594
[1]	Conejo Valley Unified School District GO	0.000%	8/1/29	2,000	1,582
[1]	Conejo Valley Unified School District GO	0.000%	8/1/30	1,865	1,397
	Contra Costa County Public Financing Authority Lease (Abatement) Revenue	4.000%	6/1/41	1,500	1,815
	Contra Costa Transportation Authority Sales Tax Revenue, Prere.	5.000%	3/1/23	1,970	2,114
	Contra Costa Water District Water Revenue	5.000%	10/1/51	4,250	5,590
	Corona-Norco Unified School District GO	4.000%	8/1/44	500	547
	Corona-Norco Unified School District GO	4.000%	8/1/49	3,000	3,429
[1]	Cotati-Rohnert Park Unified School District GO	5.000%	8/1/44	3,000	3,353
	Covina-Valley Unified School District GO	4.000%	8/1/44	400	435
	Covina-Valley Unified School District GO	5.000%	8/1/46	4,500	5,566
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.125%	8/1/56	15,100	15,365
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/56	12,550	13,846
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	12/1/56	13,750	14,018
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	2/1/57	15,000	15,000
[4,5]	Culver City CA Unified School District GO TOB VRDO	0.020%	9/1/21	850	850
	Cupertino Union School District	4.000%	8/1/40	300	337
	Desert Sands Unified School District GO	4.000%	8/1/44	400	437
[1]	Downey Unified School District GO	2.000%	8/1/42	450	428
	Dublin CA Special Tax Revenue	4.000%	9/1/45	850	959
	Dublin CA Special Tax Revenue	4.000%	9/1/51	865	973
	East Bay Municipal Utility District Wastewater System Sewer Revenue	5.000%	6/1/37	520	606
	East Bay Municipal Utility District Wastewater System Sewer Revenue	4.000%	6/1/45	500	573
	East Bay Municipal Utility District Water System Water Revenue	4.000%	6/1/45	1,200	1,342
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/45	300	370
	East Bay Municipal Utility District Water System Water Revenue VRDO	0.010%	9/1/21	500	500
	East Bay Regional Park District GO	5.000%	9/1/25	175	176
[1]	East Side Union High School District GO	3.000%	8/1/30	2,000	2,223
[1]	East Side Union High School District GO	3.000%	8/1/31	2,000	2,210
[1]	East Side Union High School District GO	3.000%	8/1/32	1,500	1,652
[1]	East Side Union High School District GO	3.000%	8/1/33	1,500	1,643
[1]	East Side Union High School District GO	3.000%	8/1/35	5,995	6,521
	Eastern Municipal Water District Financing Authority Water Revenue	4.000%	7/1/34	5,300	6,075

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Eastern Municipal Water District Financing Authority Water Revenue	4.000%	7/1/35	3,780	4,316
	Eastern Municipal Water District Financing Authority Water Revenue	4.000%	7/1/37	1,115	1,376
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/46	675	782
	Eastern Municipal Water District Water Revenue	5.000%	7/1/39	2,030	2,412
	Eastern Municipal Water District Water Revenue VRDO	0.010%	9/1/21	5,100	5,100
	El Camino Community College District Foundation GO	5.000%	8/1/32	1,000	1,223
	El Camino Community College District Foundation GO	5.000%	8/1/33	1,115	1,362
	El Camino Community College District Foundation GO	5.000%	8/1/37	1,550	1,885
	El Camino Community College District Foundation GO	5.000%	8/1/48	6,550	8,183
	El Camino Healthcare District GO	4.000%	8/1/34	5,000	5,791
	El Dorado Irrigation District COP	4.000%	3/1/45	5,000	5,885
[1]	El Dorado Irrigation District Water Revenue, Prere.	5.250%	3/1/24	7,500	8,459
	El Monte Union High School District GO	0.000%	6/1/44	2,340	1,334
	El Monte Union High School District GO	0.000%	6/1/45	2,250	1,242
	El Monte Union High School District GO	0.000%	6/1/46	2,000	1,067
	El Monte Union High School District GO	4.000%	6/1/46	10,325	11,793
	El Segundo Unified School District GO	3.125%	8/1/48	4,530	4,795
[4,5]	Elk Grove CA Unified School District GO TOB VRDO	0.020%	9/1/21	5,420	5,420
[4,5]	Elk Grove CA Unified School District GO TOB VRDO	0.010%	9/2/21	670	670
[4,5]	Elk Grove CA Unified School District GO TOB VRDO	0.050%	9/7/21	2,120	2,120
	Elk Grove Unified School District GO	4.000%	8/1/46	5,000	5,657
	Encinitas CA Special Tax Revenue	5.000%	9/1/22	965	1,012
	Evergreen School District GO	4.000%	8/1/39	330	386
	Evergreen School District GO	4.000%	8/1/45	300	328
	Fairfield-Suisun Unified School District GO	2.000%	8/1/33	4,890	5,041
[7]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	2.350%	12/15/35	4,785	5,021
	Folsom Ranch Financing Authority Special Tax Revenue	5.000%	9/1/33	530	617
	Folsom Ranch Financing Authority Special Tax Revenue	5.000%	9/1/38	845	977
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/46	420	467
	Folsom Ranch Financing Authority Special Tax Revenue	5.000%	9/1/48	1,675	1,919
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/50	540	600
	Fontana CA Special Tax Revenue	4.000%	9/1/45	750	846
	Fontana CA Special Tax Revenue	4.000%	9/1/50	1,005	1,131
	Fontana CA Special Tax Revenue	4.000%	9/1/51	700	797
[8]	Foothill-De Anza Community College District GO	0.000%	8/1/22	3,850	3,846
[8]	Foothill-De Anza Community College District GO	0.000%	8/1/25	2,390	2,349
[3]	Foothill-De Anza Community College District GO	0.000%	8/1/36	3,000	2,335
	Foothill-De Anza Community College District GO	3.000%	8/1/37	1,150	1,296
	Foothill-De Anza Community College District GO	3.000%	8/1/38	1,000	1,123
[1]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/42	485	532

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/43	2,309	2,662
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/46	6,000	6,968
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	3.500%	1/15/53	3,675	4,057
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	3.950%	1/15/53	615	679
[9]	Foothill-Eastern Transportation Corridor Agency Highway Revenue, 6.850% coupon rate effective 1/15/24	0.000%	1/15/42	9,000	10,880
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, Prere.	5.750%	1/15/24	100	113
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, Prere.	6.000%	1/15/24	6,675	7,598
	Franklin-Mckinley School District GO	4.000%	8/1/35	100	118
	Franklin-Mckinley School District GO	4.000%	8/1/36	100	117
	Franklin-Mckinley School District GO	4.000%	8/1/37	205	240
	Franklin-Mckinley School District GO	4.000%	8/1/39	245	285
	Franklin-Mckinley School District GO	4.000%	8/1/40	415	482
	Fremont CA Unified School District/Alameda County GO	4.000%	8/1/46	1,330	1,450
	Fremont Union High School District GO	4.000%	8/1/44	1,730	1,886
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/35	1,150	1,380
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/46	1,540	1,767
	Fresno Unified School District GO	2.000%	8/1/29	2,305	2,474
	Fresno Unified School District GO	2.000%	8/1/30	2,435	2,586
	Fresno Unified School District GO	4.000%	8/1/30	150	185
	Fresno Unified School District GO	2.000%	8/1/31	1,565	1,648
	Fresno Unified School District GO	4.000%	8/1/31	450	518
	Fresno Unified School District GO	4.000%	8/1/31	150	184
	Fresno Unified School District GO	2.000%	8/1/32	2,705	2,828
	Fresno Unified School District GO	4.000%	8/1/32	550	633
	Fresno Unified School District GO	4.000%	8/1/32	175	213
	Fresno Unified School District GO	4.000%	8/1/33	750	862
	Fresno Unified School District GO	4.000%	8/1/33	400	485
	Fresno Unified School District GO	4.000%	8/1/34	800	916
	Fresno Unified School District GO	4.000%	8/1/35	850	971
	Fresno Unified School District GO	4.000%	8/1/36	1,000	1,140
	Fresno Unified School District GO	4.000%	8/1/37	850	967
	Fresno Unified School District GO	4.000%	8/1/39	1,600	1,815
	Fresno Unified School District GO	4.000%	8/1/45	2,500	2,922
	Fresno Unified School District GO	4.125%	8/1/45	400	442
	Fresno Unified School District GO	4.000%	8/1/46	140	157
[4,5]	Fresno Unified School District GO TOB VRDO	0.040%	9/2/21	6,170	6,170
[4,5]	Fresno Unified School District GO TOB VRDO	0.090%	9/2/21	2,540	2,540
	Gavilan Joint Community College District GO	3.000%	8/1/50	11,645	12,471
[4,5]	Gilroy CA Public Facilities Financing Authority Wastewater Lease (Non-Terminable) Revenue TOB VRDO	0.090%	9/2/21	3,710	3,710
	Gilroy Unified School District GO	4.000%	8/1/32	350	419
	Gilroy Unified School District GO	4.000%	8/1/33	1,155	1,327
	Gilroy Unified School District GO	4.000%	8/1/36	1,000	1,146
	Gilroy Unified School District GO	4.000%	8/1/36	400	471
	Gilroy Unified School District GO	4.000%	8/1/37	1,100	1,259
	Gilroy Unified School District GO	4.000%	8/1/37	450	528
	Gilroy Unified School District GO	4.000%	8/1/39	350	409

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Gilroy Unified School District GO	4.000%	8/1/41	3,115	3,549
	Gilroy Unified School District GO	4.000%	8/1/46	8,000	9,064
	Gilroy Unified School District GO	4.000%	8/1/48	280	323
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/25	4,120	4,805
[3]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	0.000%	6/1/28	10,045	9,304
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/30	5,495	6,881
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/31	6,500	8,110
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/32	2,370	2,949
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/33	1,365	1,693
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/34	625	726
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/40	6,525	7,520
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/45	2,000	2,294
[4,5]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue TOB VRDO	0.090%	9/2/21	14,865	14,865
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/25	5,205	6,129
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/25	7,720	9,058
	Grossmont Healthcare District GO	4.000%	7/15/35	1,100	1,235
	Grossmont Healthcare District GO	4.000%	7/15/40	10,000	11,154
	Grossmont Union High School District GO	0.000%	8/1/30	6,555	5,784
	Grossmont-Cuyamaca Community College District GO	4.000%	8/1/47	10,935	12,640
	Grossmont-Cuyamaca Community College District GO, Prere.	5.250%	8/1/23	2,350	2,578
[1]	Hacienda La Puente County CA Unified School District COP	4.000%	6/1/45	6,000	7,076
	Hartnell CA Community College District GO	4.000%	8/1/33	200	239
	Hartnell CA Community College District GO	4.000%	8/1/34	225	267
	Hartnell CA Community College District GO	4.000%	8/1/35	300	354
	Hartnell CA Community College District GO	4.000%	8/1/47	5,165	5,951
[2]	Hayward Unified School District GO	5.000%	8/1/33	1,335	1,690
[2]	Hayward Unified School District GO	5.000%	8/1/34	1,000	1,264
[1]	Hayward Unified School District GO	4.000%	8/1/42	500	564
[2]	Hayward Unified School District GO	4.000%	8/1/43	3,000	3,490
[2]	Hayward Unified School District GO	5.000%	8/1/44	1,045	1,300
[2]	Hayward Unified School District GO	4.000%	8/1/48	4,050	4,681
[1]	Hayward Unified School District GO	4.000%	8/1/50	10,000	11,694
[1,4,5]	Hayward Unified School District GO TOB VRDO	0.050%	9/7/21	6,500	6,500
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/39	1,100	1,226
	Huntington Beach City School District GO	4.000%	8/1/48	115	129
[2]	Imperial Community College District GO	0.000%	8/1/30	2,125	1,728
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/32	2,765	3,305
	Imperial Irrigation District Electric System Electric Power & Light Revenue	3.000%	11/1/33	1,000	1,073
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/45	4,010	4,696
[2]	Imperial Unified School District GO	5.250%	8/1/43	6,000	7,466

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,4]	Independent Cities Finance Authority Lease Revenue	4.000%	6/1/46	1,000	1,159
[1,4]	Independent Cities Finance Authority Lease Revenue	4.000%	6/1/51	1,465	1,694
[2]	Inglewood Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/32	1,000	1,219
[2]	Inglewood Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/34	1,125	1,367
[2]	Inglewood Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/38	500	603
[2]	Inglewood Unified School District GO	4.000%	8/1/26	250	290
[2]	Inglewood Unified School District GO	5.000%	8/1/31	500	613
[2]	Inglewood Unified School District GO	5.000%	8/1/32	420	514
[2]	Inglewood Unified School District GO	4.000%	8/1/36	500	568
[5]	Irvine CA Special Assessment Revenue VRDO	0.010%	9/1/21	300	300
[1]	Irvine CA Special Tax Revenue	5.000%	9/1/51	6,470	7,673
[5]	Irvine CA VRDO	0.010%	9/1/21	400	400
[5]	Irvine CA VRDO	0.010%	9/1/21	10,100	10,100
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/37	265	321
	Irvine Unified School District Special Tax Revenue	4.000%	9/1/40	350	411
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/42	400	479
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/47	1,000	1,187
[2]	Irvine Unified School District Special Tax Revenue	4.000%	9/1/49	1,110	1,297
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/51	1,000	1,182
[2]	Irvine Unified School District Special Tax Revenue	4.000%	9/1/54	2,750	3,210
[2]	Jefferson Union High School District COP	4.000%	8/1/45	1,455	1,695
[2]	Jefferson Union High School District COP	4.000%	8/1/50	6,950	8,060
	Jefferson Union High School District GO	4.000%	8/1/45	1,250	1,421
[2]	Jurupa Public Financing Authority Special Tax Revenue	4.000%	9/1/37	610	725
	Jurupa Unified School District GO	4.000%	8/1/43	8,000	9,316
[2]	La Mesa-Spring Valley School District GO	4.000%	8/1/46	3,650	4,188
[2]	La Mesa-Spring Valley School District GO	4.000%	8/1/51	5,250	6,009
[1]	La Quinta Redevelopment Agency Successor Agency Tax Allocation Revenue (La Quinta Redevelopment Project Areas), Prere.	5.000%	9/1/23	2,000	2,192
	La Quinta Redevelopment Agency Successor Agency Tax Allocation Revenue (La Quinta Redevelopment Project Areas), Prere.	5.000%	9/1/24	1,050	1,200
	La Verne CA COP, Prere.	5.000%	5/15/22	2,450	2,557
	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/29	1,010	1,202
	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/30	1,255	1,486
	Las Lomitas Elementary School District GO	4.000%	7/1/33	300	381
	Las Lomitas Elementary School District GO	3.000%	7/1/34	570	658
	Las Lomitas Elementary School District GO	3.000%	7/1/35	450	517
	Las Lomitas Elementary School District GO	3.000%	7/1/36	500	571
	Las Lomitas Elementary School District GO	3.000%	7/1/37	800	907

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Las Virgenes Unified School District GO	0.000%	9/1/26	6,160	5,943
	Liberty Union High School District GO	4.000%	8/1/33	250	297
	Liberty Union High School District GO	4.000%	8/1/34	250	296
[1]	Lincoln CA Special Tax Revenue	5.000%	9/1/32	3,215	3,993
[1]	Lincoln CA Special Tax Revenue	5.000%	9/1/34	2,000	2,467
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/31	330	380
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/33	400	460
	Livermore Valley Water Financing Authority Lease Revenue	4.000%	7/1/43	3,000	3,449
[2]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/34	1,000	1,100
[2]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/35	1,000	1,098
[2]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/36	730	800
[4,5]	Lodi CA Unified School District GO TOB VRDO	0.050%	9/2/21	3,700	3,700
[1]	Lodi Public Financing Authority Lease (Non-Terminable) Revenue	5.000%	9/1/32	1,640	2,040
	Long Beach Bond Finance Authority Natural Gas Revenue	5.000%	11/15/29	1,235	1,584
	Long Beach Bond Finance Authority Natural Gas Revenue	5.000%	11/15/35	1,575	2,207
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/37	3,520	5,281
[10]	Long Beach Bond Finance Authority Natural Gas Revenue, 67% of 3M USD LIBOR + 1.430%	1.514%	11/15/26	1,800	1,865
[3]	Long Beach Bond Finance Authority Tax Allocation Revenue	5.500%	8/1/26	7,570	8,721
[3]	Long Beach Bond Finance Authority Tax Allocation Revenue	5.500%	8/1/31	4,215	5,826
	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/40	4,440	4,458
	Long Beach CA Harbor Appropriations Revenue	5.000%	5/15/39	1,535	1,771
	Long Beach CA Harbor Appropriations Revenue	5.000%	5/15/42	2,315	2,664
	Long Beach CA Harbor Port, Airport & Marina Revenue	5.000%	5/15/47	5,105	6,141
	Long Beach Community College District GO	0.000%	8/1/34	2,830	2,225
	Long Beach Community College District GO	4.000%	8/1/45	2,000	2,323
	Long Beach Community College District GO	4.000%	8/1/49	4,400	5,094
	Long Beach Unified School District GO	0.000%	8/1/26	1,870	1,734
	Long Beach Unified School District GO	3.000%	8/1/39	2,840	3,100
[4,5]	Long Beach Unified School District GO TOB VRDO	0.040%	9/2/21	6,000	6,000
	Los Angeles CA Community College District GO	4.000%	8/1/31	1,885	2,199
	Los Angeles CA Community College District GO	4.000%	8/1/33	1,075	1,274
	Los Angeles CA Community College District GO	4.000%	8/1/34	3,525	4,087
	Los Angeles CA Community College District GO	4.000%	8/1/36	2,300	2,714
	Los Angeles CA Community College District GO	4.000%	8/1/36	5,415	6,260
	Los Angeles CA Community College District GO	4.000%	8/1/37	4,250	4,904
	Los Angeles CA Community College District GO	4.000%	8/1/38	1,760	2,028
	Los Angeles CA Community College District GO	4.000%	8/1/39	1,000	1,150
	Los Angeles CA Community College District GO	4.000%	8/1/41	5,000	5,859
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/23	5,000	5,371
[2]	Los Angeles CA Unified School District COP	5.000%	10/1/30	450	601
[2]	Los Angeles CA Unified School District COP	4.000%	10/1/32	735	924
[2]	Los Angeles CA Unified School District COP	2.250%	10/1/34	560	576
	Los Angeles CA Unified School District GO	5.000%	7/1/28	8,000	9,056

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles CA Unified School District GO	5.000%	7/1/28	2,040	2,588
	Los Angeles CA Unified School District GO	5.000%	7/1/30	2,860	3,231
[2]	Los Angeles CA Unified School District GO	5.000%	7/1/30	2,820	3,562
	Los Angeles CA Unified School District GO	3.000%	1/1/34	4,780	5,351
	Los Angeles CA Unified School District GO	4.000%	7/1/35	5,000	5,589
	Los Angeles CA Unified School District GO	4.000%	7/1/36	5,000	6,096
	Los Angeles CA Unified School District GO	4.000%	7/1/37	5,000	6,068
	Los Angeles CA Unified School District GO	4.000%	7/1/40	2,725	3,273
	Los Angeles CA Unified School District GO	4.000%	7/1/40	3,000	3,603
	Los Angeles CA Unified School District GO	4.000%	7/1/44	5,000	5,946
[4,5]	Los Angeles CA Unified School District GO TOB VRDO	0.050%	9/2/21	1,060	1,060
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/33	1,010	1,254
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/34	3,250	4,027
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	5,000	5,847
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	2,500	3,093
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/36	1,660	2,050
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/37	2,100	2,589
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/39	150	184
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/43	2,860	3,091
	Los Angeles CA Wastewater System Sewer Revenue	4.000%	6/1/45	150	165
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/48	10,000	12,348
[5]	Los Angeles CA Wastewater System Water Revenue VRDO	0.010%	9/2/21	1,500	1,500
	Los Angeles County Facilities Inc. Lease (Abatement) Revenue	5.000%	12/1/43	6,735	8,392
	Los Angeles County Facilities Inc. Lease (Abatement) Revenue	4.000%	12/1/48	9,805	11,323
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/31	2,025	2,455
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/32	2,340	2,833
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	1,700	2,112
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/34	5,225	6,305
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/34	13,000	16,123
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/34	3,305	4,116
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/35	1,525	1,884
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/36	1,500	1,847
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/36	3,750	4,767
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/37	1,200	1,473
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/37	3,580	4,433

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	5,950	7,544
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/41	3,000	3,691
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/44	14,000	17,567
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/34	2,000	2,294
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/45	1,160	1,355
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/49	5,035	6,388
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	3.000%	12/1/50	8,000	8,517
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue (Multiple Capital Projects II)	5.000%	8/1/37	2,750	2,868
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue (Multiple Capital Projects II)	5.000%	8/1/42	5,940	6,193
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue (Capital Projects District No. 14)	5.000%	10/1/35	4,000	4,697
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	4,000	5,227
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	6,000	6,205
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	1,000	1,228
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	2,135	2,730
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	5,240	6,072
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	2,150	2,744
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	2,100	2,680
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	1,700	2,201
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/39	2,500	3,011
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/39	5,905	7,639
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/40	5,000	6,009
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/42	2,000	2,455
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/43	2,500	3,158
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/49	5,000	6,244
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	1,980	2,400
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	10,700	13,946
Los Angeles Department of Water & Power Electric Power & Light Revenue VRDO	0.010%	9/1/21	1,200	1,200
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/29	5,000	5,766
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/32	4,675	6,010

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/33	3,025	3,880
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/33	5,035	6,458
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/33	2,600	2,938
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	3,500	3,951
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	2,000	2,473
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/37	1,700	2,110
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/38	5,000	5,196
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/38	4,345	5,384
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/38	1,835	2,173
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/38	2,500	3,229
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/39	4,610	5,195
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.250%	7/1/39	1,110	1,362
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/40	2,045	2,417
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/42	350	429
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/42	200	236
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/42	380	459
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/43	10,150	10,539
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/43	5,000	5,514
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/44	14,885	16,742
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/46	160	188
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/47	7,000	8,419
Los Angeles Department of Water & Power System Electric Power & Light Revenue VRDO	0.010%	9/1/21	1,400	1,400
Los Angeles Department of Water & Power System Electric Power & Light Revenue VRDO	0.010%	9/1/21	5,350	5,350
Los Angeles Department of Water & Power System Electric Power & Light Revenue VRDO	0.010%	9/1/21	5,580	5,580
Los Angeles Department of Water & Power System Electric Power & Light Revenue VRDO	0.010%	9/1/21	6,600	6,600
Los Angeles Department of Water & Power System Electric Power & Light Revenue VRDO	0.010%	9/1/21	900	900
Los Angeles Department of Water & Power System Electric Power & Light Revenue VRDO	0.010%	9/2/21	2,900	2,900
Los Angeles Department of Water & Power System Electric Power & Light Revenue VRDO	0.010%	9/2/21	2,500	2,500
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/30	5,000	6,431
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/33	5,075	6,465

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/34	9,020	11,459
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	10,000	10,398
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	3,790	4,501
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	4,765	5,800
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	1,545	1,606
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	4,675	5,684
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	1,640	2,040
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	2,500	3,036
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	1,000	1,243
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/42	4,580	5,416
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/43	6,640	8,307
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/46	1,860	2,190
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/46	2,500	2,943
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/48	3,000	3,730
	Los Angeles Department of Water & Power Water System Water Revenue VRDO	0.010%	9/1/21	1,200	1,200
	Los Angeles Department of Water & Power Water System Water Revenue VRDO	0.010%	9/1/21	5,740	5,740
	Los Angeles Department of Water & Power Water System Water Revenue VRDO	0.010%	9/1/21	5,100	5,100
	Los Angeles Department of Water & Power Water System Water Revenue VRDO	0.010%	9/1/21	6,200	6,200
	Los Angeles Department of Water Revenue	5.000%	7/1/39	1,935	2,544
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/26	2,000	2,461
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/29	3,000	3,665
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/30	2,465	3,013
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/33	5,200	6,009
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/34	2,535	2,924
	Los Rios Community College District GO	3.000%	8/1/31	2,000	2,280
	Los Rios Community College District GO	3.000%	8/1/32	2,900	3,284
	Los Rios Community College District GO	3.000%	8/1/33	1,750	1,969
	Los Rios Community College District GO	3.000%	8/1/34	2,750	3,078
	Los Rios Community College District GO	4.000%	8/1/34	4,555	5,280
	Los Rios Community College District GO	3.000%	8/1/35	1,450	1,617
[2,4,5]	Lynwood CA Unified School District GO TOB VRDO	0.040%	9/2/21	2,980	2,980
[8]	Madera Unified School District GO	0.000%	8/1/28	2,680	2,471
	Madera Unified School District GO	4.000%	8/1/43	1,625	1,893
	Madera Unified School District GO	4.000%	8/1/47	420	488
[2]	Manteca Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/34	500	593
	Manteca Unified School District GO	4.000%	8/1/45	400	437

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Marin Community College District GO	4.000%	8/1/35	700	823
	Marin Community College District GO	4.000%	8/1/38	1,500	1,763
	Marin Healthcare District GO	5.000%	8/1/29	1,055	1,236
	Marin Healthcare District GO	4.000%	8/1/40	3,280	3,667
	Marin Healthcare District GO	4.000%	8/1/45	10,000	11,112
	Marina Coast Water District Water Revenue	5.000%	6/1/37	4,085	4,726
	Martinez Unified School District GO	4.000%	8/1/48	3,000	3,336
[1]	Menifee Union School District GO	3.000%	8/1/38	1,500	1,666
[1]	Menifee Union School District GO	3.000%	8/1/45	2,770	2,986
	Mesa Water District COP	4.000%	3/15/40	325	391
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/33	6,000	6,163
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/34	5,590	6,571
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/40	4,500	5,252
	Metropolitan Water District of Southern California Water Revenue	4.000%	7/1/45	1,100	1,228
	Metropolitan Water District of Southern California Water Revenue VRDO	0.010%	9/1/21	1,900	1,900
	Metropolitan Water District of Southern California Water Revenue VRDO	0.010%	9/1/21	4,315	4,315
	Metropolitan Water District of Southern California Water Revenue VRDO	0.010%	9/1/21	410	410
	Mid-Peninsula Water District COP	4.000%	12/1/46	2,005	2,230
	Milpitas Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	9/1/26	2,100	2,476
	Milpitas Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	9/1/30	4,125	4,807
	Modesto Elementary School District GO	3.000%	8/1/39	280	306
	Modesto Elementary School District/Stanislaus County GO	3.000%	8/1/50	2,750	2,926
[3]	Modesto Irrigation District Electric Power & Light Revenue, ETM	6.500%	10/1/22	1,190	1,233
	Modesto Irrigation District Lease (Non-Terminable) Revenue	5.000%	10/1/40	6,610	7,733
[4,5]	Moreno Valley CA Unified School District Financing Authority GO TOB VRDO	0.090%	9/2/21	7,700	7,700
	Moreno Valley Community Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/31	1,675	2,066
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/33	1,605	1,864
[2]	Moreno Valley Unified School District GO	3.000%	8/1/46	3,000	3,250
[2]	Moreno Valley Unified School District GO	3.000%	8/1/50	3,000	3,237
	Morgan Hill Unified School District GO	4.000%	8/1/47	8,490	9,631
	Mount San Antonio Community College District GO	5.000%	8/1/33	1,140	1,493
	Mount San Antonio Community College District GO	5.000%	8/1/39	1,000	1,290
	Mount San Antonio Community College District GO	4.000%	8/1/49	5,200	6,149
[2]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/43	2,000	2,352
[2]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/45	4,000	4,680
[2]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/50	6,670	7,722
	Mountain View Los Altos CA Union High School District GO	1.500%	8/1/32	1,730	1,758

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/34	7,000	11,001
	M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/34	3,200	5,029
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/39	4,195	6,888
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/39	4,660	7,651
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/39	1,170	1,921
	Municipal Improvement Corp. of Los Angeles Lease (Abatement) Revenue	5.000%	11/1/31	1,353	1,808
	Municipal Improvement Corp. of Los Angeles Lease (Abatement) Revenue	5.000%	11/1/32	1,331	1,773
	Municipal Improvement Corp. of Los Angeles Lease (Abatement) Revenue	5.000%	11/1/33	1,550	2,057
[1]	Murrieta Valley Unified School District GO, Prere.	4.000%	3/1/25	400	452
	Napa Valley Community College District GO	4.000%	8/1/33	2,500	2,832
	Napa Valley Community College District GO	4.000%	8/1/34	2,000	2,261
[1]	Napa Valley Unified School District GO	4.000%	8/1/34	1,630	1,888
	Napa Valley Unified School District GO	5.000%	8/1/41	500	600
	Napa Valley Unified School District GO	5.000%	8/1/44	100	119
	Napa Valley Unified School District GO	4.000%	8/1/46	550	625
[1]	Natomas Unified School District GO	4.000%	8/1/49	2,815	3,185
[2]	New Haven Unified School District GO	5.000%	8/1/28	2,000	2,261
	New Haven Unified School District GO	4.000%	8/1/36	500	587
	New Haven Unified School District GO	4.000%	8/1/37	70	82
	New Haven Unified School District GO	4.000%	8/1/39	420	489
	New Haven Unified School District GO	3.000%	8/1/49	3,500	3,718
	Newark CA Unified School District GO	5.000%	8/1/44	6,000	6,747
	Newport Beach CA Health, Hospital, Nursing Home Revenue, Prere.	6.000%	12/1/21	3,525	3,576
	Newport Mesa Unified School District GO	0.000%	8/1/35	4,000	3,214
	Newport Mesa Unified School District GO	0.000%	8/1/36	1,000	783
	Newport Mesa Unified School District GO	0.000%	8/1/37	2,000	1,526
	Newport Mesa Unified School District GO	0.000%	8/1/38	1,000	743
	Norco Financing Authority Lease (Non-Terminable) Revenue	4.000%	10/1/49	1,300	1,510
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/42	3,430	4,140
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/47	50	60
	North Orange County CA Community College District GO	3.000%	8/1/38	1,000	1,099
	North Orange County CA Community College District GO	3.000%	8/1/39	1,000	1,096
	North Orange County CA Community College District GO	3.000%	8/1/40	1,000	1,087
	Northeastern School District/York County GO	3.250%	8/1/35	100	110
	Northern California Energy Authority Natural Gas Revenue PUT	4.000%	7/1/24	5,000	5,483
	Northern California Transmission Agency Electric Power & Light Revenue (California-Oregon Project)	5.000%	5/1/37	3,610	4,292
	Northern California Transmission Agency Electric Power & Light Revenue (California-Oregon Project)	5.000%	5/1/38	1,900	2,256
	Norwalk-La Mirada Unified School District GO	5.000%	8/1/44	4,320	5,331
	Norwalk-La Mirada Unified School District GO	4.000%	8/1/47	5,105	5,773
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/50	9,000	9,669
[4,5]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO VRDP	0.090%	9/2/21	10,000	10,000
	Oakland CA GO	5.000%	1/15/29	1,640	1,927
[2]	Oakland Unified School District/Alameda County GO	5.000%	8/1/30	900	1,059

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oakland Unified School District/Alameda County GO	5.000%	8/1/31	780	941
[1]	Oakland Unified School District/Alameda County GO	4.000%	8/1/33	3,450	4,065
[1]	Oakland Unified School District/Alameda County GO	4.000%	8/1/34	2,545	2,992
[1]	Oakland Unified School District/Alameda County GO	4.000%	8/1/35	1,000	1,174
	Oakland Unified School District/Alameda County GO	5.000%	8/1/35	2,850	3,342
	Oakland Unified School District/Alameda County GO	5.000%	8/1/37	2,520	3,099
[1]	Oakland Unified School District/Alameda County GO	3.000%	8/1/40	2,000	2,135
	Oakland Unified School District/Alameda County GO	5.000%	8/1/40	1,195	1,396
[11]	Oceanside CA Unified School District GO	0.000%	8/1/25	5,495	5,344
[11]	Oceanside CA Unified School District GO, ETM	0.000%	8/1/25	755	740
[11]	Oceanside CA Unified School District GO, ETM	0.000%	8/1/25	615	603
	Orange County Water District Water Revenue	4.000%	8/15/34	650	787
[2]	Oxnard School District GO	5.000%	8/1/41	1,110	1,366
	Oxnard Union High School District GO	5.000%	8/1/45	1,000	1,234
	Palm Desert CA	4.000%	9/2/31	400	459
	Palm Desert CA	4.000%	9/2/37	600	680
	Palmdale Elementary School District GO	3.000%	8/1/49	3,000	3,190
	Palo Alto CA	4.250%	9/2/22	200	208
	Palo Alto CA	5.000%	9/2/26	1,000	1,048
[4]	Palo Alto CA COP TOB VRDO	0.090%	9/2/21	6,410	6,410
	Palomar Community College District GO	0.000%	8/1/24	5,125	5,066
	Palomar Community College District GO	5.000%	8/1/34	1,000	1,237
	Palomar Health GO	4.000%	8/1/32	4,140	4,641
[11]	Palomar Health GO	0.000%	8/1/33	4,100	3,298
	Palomar Health GO	4.000%	8/1/33	4,460	4,998
	Palomar Health GO	5.000%	8/1/34	1,100	1,290
	Palomar Health GO	4.000%	8/1/35	4,270	4,783
	Palomar Health GO	0.000%	8/1/36	5,025	3,553
	Palomar Health GO	4.000%	8/1/36	5,085	5,696
[1]	Palomar Health GO	0.000%	8/1/38	390	272
[11]	Palomar Health GO	7.000%	8/1/38	205	290
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/39	5,000	5,851
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/42	3,000	3,575
[1]	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/47	4,000	4,947
[8]	Paramount Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	0.000%	8/1/26	3,000	2,734
[2]	Paramount Unified School District GO	3.000%	8/1/50	5,000	5,350
	Pasadena Unified School District GO, Prere.	5.000%	5/1/22	4,000	4,131
[4,5]	Perris CA Union High School District GO TOB VRDO	0.040%	9/2/21	1,200	1,200
[3]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	0.000%	8/1/22	4,125	4,118
[3]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	0.000%	8/1/24	1,000	986
[1]	Pittsburg Unified School District GO	4.000%	8/1/46	875	1,017
[1]	Pittsburg Unified School District GO	4.000%	8/1/51	1,000	1,160

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/36	1,000	1,137
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/37	1,250	1,416
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/38	4,100	4,600
	Placentia-Yorba Linda Unified School District GO	0.000%	8/1/39	2,040	1,427
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/39	4,000	4,474
	Pleasanton Unified School District GO	4.000%	8/1/42	7,300	8,334
	Port of Los Angeles Port, Airport & Marina Revenue	4.000%	8/1/39	3,000	3,391
[1]	Porterville CA Water (Water System Financing Project) COP	4.000%	8/15/45	625	738
[1]	Porterville CA Water (Water System Financing Project) COP	4.000%	8/15/50	1,000	1,173
	Poway Unified School District GO	0.000%	8/1/33	990	811
	Poway Unified School District GO	0.000%	8/1/33	5,010	4,092
	Poway Unified School District GO	0.000%	8/1/34	8,130	6,465
	Poway Unified School District GO	0.000%	8/1/46	10,000	5,021
	Poway Unified School District GO	0.000%	8/1/51	10,000	4,339
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/24	780	855
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/27	1,025	1,121
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/28	2,325	2,829
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/29	3,420	4,150
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/30	1,745	2,113
[2]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/33	1,725	2,027
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/38	1,145	1,282
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/43	2,290	2,553
[1]	Poway Unified School District Special Tax Revenue	4.000%	9/1/50	2,250	2,626
	Rancho Cordova CA Special Tax Revenue	4.000%	9/1/46	585	658
	Rancho Cordova CA Special Tax Revenue	4.000%	9/1/50	500	561
[1]	Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project Area)	5.000%	9/1/29	1,800	2,035
	Ravenswood City School District GO	4.000%	8/1/46	2,740	3,206
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/29	1,000	1,187
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/31	600	712
[4,5]	Redwood City Public Facility & Infrastructure Authority Lease (Abatement) Revenue TOB VRDO	0.090%	9/2/21	6,250	6,250
[3]	Redwood City Redevelopment Agency Successor Agency Tax Allocation Revenue	0.000%	7/15/26	3,445	3,274
	Richmond CA Wastewater Sewer Revenue	4.000%	8/1/36	1,295	1,539
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/23	600	660
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/30	1,000	1,270
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/32	1,000	1,261

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/33	2,105	2,646
	Riverside CA Sewer Revenue	5.000%	8/1/33	3,660	4,642
	Riverside Community College District GO	3.000%	8/1/34	580	655
	Riverside Community College District GO	3.000%	8/1/37	1,100	1,228
	Riverside Community College District GO	3.000%	8/1/40	3,750	4,111
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/44	10,090	11,407
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project)	5.000%	11/1/33	5,000	5,889
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project)	5.250%	11/1/40	5,000	5,911
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project)	5.250%	11/1/45	8,000	9,450
[2]	Riverside County Public Financing Authority Tax Allocation Revenue	5.000%	10/1/32	820	1,012
[1]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	4.000%	10/1/37	1,750	1,939
[2,9]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue, 5.000% coupon rate effective 10/1/21	0.000%	10/1/41	2,000	2,373
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/41	6,710	4,246
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/42	2,975	1,826
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/43	7,500	4,459
	Riverside County Transportation Commission Highway Revenue	5.750%	6/1/48	2,000	2,156
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/38	3,500	4,313
	Riverside Unified School District Financing Authority Miscellaneous Revenue	5.000%	9/1/24	1,440	1,507
	Riverside Unified School District Financing Authority Miscellaneous Revenue	5.000%	9/1/28	1,795	1,875
	Riverside Unified School District Financing Authority Miscellaneous Revenue	5.000%	9/1/29	1,880	1,964
	Riverside Unified School District Financing Authority Miscellaneous Revenue	5.000%	9/1/32	1,375	1,436
	Riverside Unified School District GO	4.000%	8/1/32	2,250	2,645
	Riverside Unified School District GO	4.000%	8/1/33	1,350	1,587
	Riverside Unified School District GO	3.000%	8/1/36	800	872
	Riverside Unified School District GO	3.000%	8/1/37	1,800	1,958
[1]	Robla CA School District GO	5.000%	8/1/44	2,170	2,671
	Romoland School District Special Tax Revenue	4.000%	9/1/45	750	846
	Romoland School District Special Tax Revenue	4.000%	9/1/50	2,365	2,661
	Roseville CA	4.000%	9/1/50	2,000	2,279
	Roseville CA Electric System Lease (Non-Terminable) Revenue	4.000%	2/1/37	7,480	8,437
	Roseville CA Special Tax Revenue	5.000%	9/1/37	1,250	1,417
	Roseville CA Special Tax Revenue	4.000%	9/1/45	450	503
	Roseville CA Special Tax Revenue	4.000%	9/1/46	520	591
	Roseville CA Special Tax Revenue	4.000%	9/1/50	1,000	1,115
	Roseville CA Special Tax Revenue	4.000%	9/1/51	710	805
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/22	1,635	1,670

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/28	2,500	3,098
	Ross Valley Public Financing Authority Sewer Revenue	5.000%	1/1/39	500	570
	Ross Valley Public Financing Authority Sewer Revenue	5.000%	1/1/43	1,190	1,357
[2]	Sacramento Area Flood Control Agency	5.000%	10/1/39	1,900	2,149
[2]	Sacramento Area Flood Control Agency	5.000%	10/1/44	2,000	2,262
	Sacramento CA Special Tax Revenue	4.000%	9/1/50	1,500	1,689
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/36	2,245	2,727
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/48	9,160	10,907
[4,5]	Sacramento CA Water Revenue TOB VRDO	0.040%	9/2/21	7,800	7,800
[8]	Sacramento City Financing Authority Tax Allocation Revenue	0.000%	12/1/30	3,000	2,593
[1]	Sacramento City Unified School District GO	4.000%	8/1/40	800	894
[1]	Sacramento City Unified School District GO	4.000%	8/1/44	2,250	2,655
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/31	500	630
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/33	1,660	2,065
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/34	1,275	1,590
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/34	2,000	2,481
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/35	2,520	3,138
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/35	2,000	2,477
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/38	1,330	1,645
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/41	9,765	11,627
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/41	5,420	6,454
	Sacramento County Sanitation Districts Financing Authority Lease (Non-Terminable) Revenue	3.000%	12/1/34	7,000	8,043
	Sacramento County Sanitation Districts Financing Authority Sewer Revenue	5.000%	8/1/32	1,000	1,173
	Sacramento County Sanitation Districts Financing Authority Sewer Revenue	5.000%	12/1/35	4,920	5,512
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/28	2,000	2,183
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/32	1,195	1,249
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/33	1,450	1,514
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/17/23	2,500	2,691
[5]	Sacramento Transportation Authority Sales Tax Revenue VRDO	0.010%	9/2/21	1,200	1,200
	Salinas Union High School District GO	4.000%	8/1/45	4,000	4,663
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/31	1,000	1,254
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/32	1,365	1,702
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/34	2,360	2,924
[1]	San Bernardino City Unified School District GO	0.000%	8/1/35	5,900	4,419

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	San Bernardino City Unified School District GO	0.000%	8/1/36	5,000	3,636
[1]	San Bernardino City Unified School District GO	4.000%	8/1/42	4,545	5,228
	San Bernardino Community College District GO	0.000%	8/1/44	5,000	2,667
	San Bernardino Community College District GO	0.000%	8/1/48	12,770	6,193
	San Bernardino Community College District GO, Prere.	3.000%	8/16/27	6,000	6,866
	San Bernardino Community College District GO, Prere.	4.000%	8/16/27	145	174
	San Bernardino Community College District GO, Prere.	4.000%	8/16/27	11,185	13,450
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/24	2,000	2,291
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/25	4,000	4,749
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/26	2,000	2,451
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/27	3,500	4,411
	San Bernardino County Transportation Authority Sales Tax Revenue	5.000%	3/1/32	4,035	4,131
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/23	1,000	1,058
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/24	1,000	1,105
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/25	1,000	1,150
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/26	1,000	1,187
	San Diego Association of Governments Appropriations Revenue	1.800%	11/15/27	1,250	1,317
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/42	5,130	6,222
	San Diego CA Unified School District GO	0.000%	7/1/29	8,150	7,536
	San Diego CA Unified School District GO	0.000%	7/1/30	1,500	1,357
	San Diego CA Unified School District GO	0.000%	7/1/31	1,500	1,324
	San Diego CA Unified School District GO	0.000%	7/1/32	1,110	956
	San Diego CA Unified School District GO	4.000%	7/1/32	6,245	7,188
	San Diego CA Unified School District GO	0.000%	7/1/34	3,550	2,527
	San Diego CA Unified School District GO	4.000%	7/1/34	1,210	1,361
	San Diego CA Unified School District GO	5.000%	7/1/35	5,005	5,432
	San Diego CA Unified School District GO	0.000%	7/1/38	4,890	3,503
	San Diego CA Unified School District GO	5.000%	7/1/40	1,540	1,794
	San Diego CA Unified School District GO	5.000%	7/1/41	50	62
	San Diego CA Unified School District GO	4.000%	7/1/45	8,050	8,901
[12]	San Diego CA Unified School District GO	4.000%	7/1/47	24,465	28,136
	San Diego CA Unified School District GO	0.000%	7/1/49	1,000	513
	San Diego CA Unified School District GO	4.000%	7/1/49	4,560	5,380
	San Diego Community College District GO	4.000%	8/1/32	3,935	4,547
	San Diego Community College District GO	4.000%	8/1/32	3,200	3,697
	San Diego Community College District GO	0.000%	8/1/36	8,000	6,190
	San Diego Community College District GO	0.000%	8/1/38	3,510	2,574
	San Diego County CA COP	5.000%	10/15/28	1,445	1,653
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	1,500	1,978
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	1,100	1,406
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,400	1,831
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,020	1,298

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/36	1,520	1,925
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/37	1,530	1,982
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/38	1,400	1,809
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/39	1,375	1,772
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/40	2,325	2,990
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/42	5,740	6,987
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	3.500%	7/1/43	125	131
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/43	5,040	5,456
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/35	1,540	1,842
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/36	210	251
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/48	5,000	5,918
	San Diego County Regional Transportation Commission Sales Tax Revenue, Prere.	5.000%	4/1/22	1,500	1,543
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/36	5,050	6,102
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/39	150	181
	San Diego Unified School District	4.000%	7/1/45	910	1,006
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/31	7,000	8,230
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/33	2,600	3,213
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/42	575	666
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/49	12,600	13,488
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/35	3,800	4,443
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/35	250	286
	San Francisco CA City & County (Multiple Capital Improvement Projects) COP	3.000%	4/1/30	2,500	2,787
	San Francisco CA City & County (Multiple Capital Improvement Projects) COP	3.000%	4/1/31	2,500	2,761
	San Francisco CA City & County COP	4.000%	4/1/33	5,040	5,675
	San Francisco CA City & County COP	4.000%	9/1/33	5,855	6,256
	San Francisco CA City & County COP	4.000%	4/1/40	3,225	3,747
	San Francisco CA City & County COP	4.000%	4/1/41	2,705	3,133
	San Francisco CA City & County COP	4.000%	4/1/41	3,355	3,885
	San Francisco CA City & County COP	4.000%	4/1/45	11,755	13,527
[4]	San Francisco CA City & County District No. 2020-1 Special Tax Revenue	4.000%	9/1/51	1,700	1,942
	San Francisco CA City & County GO	4.000%	6/15/34	8,485	9,326
	San Francisco CA City & County GO	4.000%	6/15/35	8,825	9,695
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/30	2,040	2,409
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/31	2,430	2,859
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/31	1,015	1,194
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/32	4,000	4,671
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/35	5,000	6,088

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/36	4,010	4,665
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/39	8,000	9,189
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/50	2,500	3,082
	San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/21	1,100	1,109
	San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/21	1,205	1,215
	San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	5/1/22	5,000	5,163
	San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	5/1/22	950	980
	San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	5/1/22	1,860	1,921
	San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	5/1/22	4,000	4,131
	San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	10	12
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/30	1,030	1,234
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/32	1,000	1,195
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/33	3,145	4,040
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/43	6,000	6,451
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/44	7,250	8,099
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/46	31,755	37,712
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/47	245	297
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/48	4,700	5,780
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/49	6,605	8,234
[5]	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue VRDO	0.010%	9/1/21	4,210	4,210
	San Francisco City & County Public Utilities Commission Power & Water Revenue	5.000%	11/1/32	1,305	1,524
	San Francisco City & County Public Utilities Commission Power & Water Revenue	5.000%	11/1/33	1,370	1,597
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/29	8,000	8,416
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/32	1,125	1,183
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/32	2,740	3,250
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/34	2,675	3,165

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/34	3,030	3,809
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/35	2,815	3,328
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/36	2,960	3,497
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/36	7,000	8,770
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/37	2,080	2,600
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/28	985	1,189
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/30	1,200	1,444
[8]	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/41	950	1,123
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/37	850	1,010
[8]	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/41	1,280	1,513
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay Redevelopment Project)	5.000%	8/1/43	3,500	3,917
	San Francisco Community College District GO	3.000%	6/15/45	3,800	4,048
	San Francisco Community College District GO	4.000%	6/15/45	2,300	2,708
	San Francisco Municipal Transportation Agency Transit Revenue	4.000%	3/1/51	3,000	3,582
	San Francisco Unified School District GO	4.000%	6/15/33	3,155	3,763
	San Francisco Unified School District GO	4.000%	6/15/34	2,500	2,973
	San Francisco Unified School District GO	4.000%	6/15/35	2,000	2,375
	San Francisco Unified School District GO	3.000%	6/15/39	4,075	4,414
	San Francisco Unified School District GO	3.000%	6/15/40	4,525	4,866
[1]	San Jacinto Unified School District COP	5.000%	9/1/27	1,140	1,427
[1]	San Jacinto Unified School District COP	5.000%	9/1/40	1,075	1,378
	San Joaquin County Transportation Authority Sales Tax Revenue	5.000%	3/1/37	7,000	8,528
[8]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/24	6,000	5,895
[8]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/25	6,515	6,326
[8]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/32	225	183
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.000%	1/15/34	8,025	9,087
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.000%	1/15/44	12,210	13,718
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.250%	1/15/44	2,270	2,547
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.250%	1/15/49	8,000	8,959
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.000%	1/15/50	250	279
	San Jose CA Hotel Tax Hotel Occupancy Tax Revenue	6.500%	5/1/42	5,000	5,022

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Jose Evergreen Community College District GO	3.000%	9/1/34	1,300	1,450
	San Jose Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/35	4,100	5,008
	San Jose Unified School District GO	5.000%	8/1/32	10,000	11,804
	San Jose Unified School District GO, Prere.	4.000%	8/1/24	200	222
	San Juan Unified School District GO	2.375%	8/1/41	15	15
[2]	San Leandro Unified School District GO	4.000%	8/1/35	450	532
[2]	San Leandro Unified School District GO	4.000%	8/1/37	850	1,001
[2]	San Leandro Unified School District GO	3.000%	8/1/43	500	528
[2]	San Leandro Unified School District GO	4.000%	8/1/43	650	755
	San Lorenzo Unified School District GO	4.000%	8/1/47	2,000	2,310
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/46	995	1,136
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/51	1,200	1,366
	San Luis Obispo County Community College District GO	5.000%	8/1/32	1,395	1,637
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/29	760	937
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/34	1,155	1,399
	San Marcos Unified School District GO	0.000%	8/1/32	2,600	2,168
	San Marcos Unified School District GO	4.000%	8/1/33	3,520	4,106
	San Marcos Unified School District GO	5.000%	8/1/35	5,000	6,185
	San Marcos Unified School District GO	5.000%	8/1/36	2,000	2,464
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	5.000%	7/15/31	2,290	2,791
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	4.000%	7/15/34	145	165
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	4.000%	7/15/35	2,125	2,422
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	3.000%	6/15/46	5,835	6,241
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	4.000%	7/15/52	8,955	10,436
[9]	San Mateo Union High School District GO, 6.875% coupon rate effective 9/1/34	0.000%	9/1/46	3,280	3,252
[1]	San Pablo Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/29	1,780	1,998
	San Rafael City Elementary School District GO	4.500%	8/1/42	2,645	3,163
	San Rafael City Elementary School District GO	5.000%	8/1/43	2,550	3,145
	San Rafael City Elementary School District GO	4.000%	8/1/47	1,350	1,531
[3]	San Ramon Public Financing Authority Tax Allocation Revenue	0.000%	2/1/33	2,000	1,579
	San Ramon Valley CA Unified School District GO	4.000%	8/1/34	3,445	3,883
	San Ramon Valley Fire Protection District COP	4.000%	8/1/45	2,500	2,954
	San Ramon Valley Fire Protection District COP	4.000%	8/1/50	4,140	4,867
[2]	Sanger Unified School District GO	4.000%	8/1/55	2,150	2,563
	Santa Ana College Improvement District #1 Rancho Santiago Community College Dist GO	4.000%	8/1/41	2,000	2,288
[8]	Santa Ana Unified School District GO	0.000%	8/1/32	3,680	3,046
	Santa Barbara Secondary High School District GO	0.000%	8/1/40	2,050	1,292
	Santa Barbara Unified School District GO	4.000%	8/1/31	985	1,162
	Santa Clara County Financing Authority Lease (Abatement) Revenue	4.000%	5/15/33	2,500	2,802
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/38	2,765	3,032

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Santa Clara County Financing Authority Lease (Abatement) Revenue	4.000%	4/1/43	6,355	7,366
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.125%	5/1/47	4,165	4,506
	Santa Clara Unified School District GO	3.000%	7/1/31	1,395	1,532
	Santa Clara Unified School District GO	3.000%	7/1/31	4,460	4,900
	Santa Clara Unified School District GO	3.000%	7/1/32	1,490	1,633
	Santa Clara Unified School District GO	3.000%	7/1/34	1,705	1,851
	Santa Clara Unified School District GO	3.000%	7/1/37	2,955	3,157
	Santa Clara Unified School District GO	3.000%	7/1/38	3,225	3,440
	Santa Clara Unified School District GO	4.000%	7/1/41	5,000	5,746
	Santa Clara Unified School District GO	4.000%	7/1/48	3,175	3,631
	Santa Clara Valley Transportation Authority Sales Tax Revenue VRDO	0.010%	9/1/21	2,400	2,400
[5]	Santa Clara Valley Transportation Authority Sales Tax Revenue VRDO	0.010%	9/2/21	4,650	4,650
	Santa Clarita Community College District GO	3.000%	8/1/36	750	817
	Santa Clarita Community College District GO	3.000%	8/1/41	950	1,017
	Santa Clarita Community College District GO	4.000%	8/1/41	6,850	7,682
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	4.000%	6/1/46	2,825	3,227
	Santa Margarita-Dana Point Authority Lease (Non-Terminable) Revenue	4.000%	6/1/35	495	603
	Santa Margarita-Dana Point Authority Lease (Non-Terminable) Revenue	3.000%	6/1/37	850	948
	Santa Monica Community College District GO	4.000%	8/1/35	1,050	1,249
	Santa Monica Community College District GO	4.000%	8/1/36	1,250	1,485
	Santa Monica Community College District GO	4.000%	8/1/47	5,000	5,830
	Santa Monica Public Financing Authority Lease Revenue (City Yards Project)	4.000%	7/1/34	1,925	2,402
	Santa Monica Public Financing Authority Lease Revenue (City Yards Project)	2.125%	7/1/46	5,500	5,263
	Santa Monica Public Financing Authority Lease Revenue (City Yards Project)	2.250%	7/1/51	6,500	6,279
	Santa Monica-Malibu Unified School District GO	4.000%	8/1/37	2,920	3,531
	Santa Monica-Malibu Unified School District GO	4.000%	7/1/38	400	469
	Santa Monica-Malibu Unified School District GO	4.000%	8/1/38	4,545	5,468
	Santa Monica-Malibu Unified School District GO	4.000%	8/1/39	6,270	7,521
	Santa Monica-Malibu Unified School District GO	4.000%	8/1/40	6,870	8,218
	Santa Monica-Malibu Unified School District GO	4.000%	8/1/41	3,260	3,890
[2]	Santa Rosa Elementary School District GO	4.000%	8/1/34	455	550
[2]	Santa Rosa Elementary School District GO	4.000%	8/1/40	700	830
[1]	Santa Rosa High School District GO	5.000%	8/1/36	550	660
[1]	Santa Rosa High School District GO	5.000%	8/1/37	470	563
[2]	Santa Rosa High School District GO	4.000%	8/1/38	500	598
[1]	Santa Rosa High School District GO	5.000%	8/1/39	1,125	1,342
[2]	Santa Rosa High School District GO	4.000%	8/1/43	1,000	1,180
[1]	Santa Rosa High School District GO	5.000%	8/1/43	225	267
[2]	Saugus Union School District Financing Authority Lease (Non-Terminable) Revenue	4.000%	9/1/49	2,500	2,852
	Sequoia Union High School District GO	3.250%	7/1/38	100	105
	Sierra Joint Community College District GO	4.000%	8/1/53	3,350	3,888
	Silicon Valley Clean Water Sewer Revenue, Prere.	5.000%	2/1/24	3,095	3,459
[1]	Simi Valley Unified School District GO	0.000%	8/1/32	1,720	1,417
	Simi Valley Unified School District GO	4.000%	8/1/35	1,245	1,455
	Simi Valley Unified School District GO	5.000%	8/1/44	1,000	1,234
	Simi Valley Unified School District GO	4.000%	8/1/50	10,000	11,577
	Solana Beach School District Special Tax Revenue	5.000%	9/1/32	995	1,038

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Solana Beach School District Special Tax Revenue	5.000%	9/1/35	2,495	2,606
	Solano County Community College District GO	5.000%	8/1/37	1,050	1,293
	Sonoma Valley Unified School District GO	4.000%	8/1/44	1,060	1,239
[1]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/42	40	53
[1]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/42	1,260	1,562
	South Coast Water District Financing Authority Lease (Non-Terminable) Revenue	4.000%	2/1/34	200	237
	South Coast Water District Financing Authority Lease (Non-Terminable) Revenue	4.000%	2/1/35	200	236
	South Coast Water District Financing Authority Lease (Non-Terminable) Revenue	4.000%	2/1/36	350	411
	South Coast Water District Financing Authority Lease (Non-Terminable) Revenue	4.000%	2/1/37	250	293
	South Coast Water District Financing Authority Lease (Non-Terminable) Revenue	3.000%	2/1/38	1,080	1,177
	South Coast Water District Financing Authority Lease (Non-Terminable) Revenue	3.000%	2/1/39	1,110	1,206
	South Coast Water District Financing Authority Lease (Non-Terminable) Revenue	3.000%	2/1/40	1,105	1,191
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue	4.000%	6/1/46	2,500	2,971
	Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	4.000%	7/1/38	1,320	1,585
	Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	4.000%	7/1/40	625	747
	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/36	1,120	1,486
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.000%	11/1/28	3,600	4,560
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.000%	11/1/33	4,245	5,830
	Southern California Water Replenishment District Lease (Non-Terminable) Revenue	5.000%	8/1/41	8,260	9,600
	Southwestern Community College District GO	4.000%	8/1/34	375	435
	Southwestern Community College District GO	3.000%	8/1/39	900	1,007
	Southwestern Community College District GO	3.000%	8/1/40	1,250	1,384
	Southwestern Community College District GO	4.000%	8/1/47	7,940	9,007
	Southwestern Community College District GO, Prere.	5.000%	8/1/25	7,045	8,348
	State Center Community College District GO	3.000%	8/1/40	4,660	5,113
	State Center Community College District GO	4.000%	8/1/42	2,315	2,643
[2]	Stockton Public Financing Authority Lease Revenue	5.000%	10/1/31	1,550	1,965
[2]	Stockton Public Financing Authority Lease Revenue	5.000%	10/1/36	2,000	2,505
[2]	Stockton Public Financing Authority Lease Revenue	4.000%	10/1/37	1,015	1,172
[2]	Stockton Public Financing Authority Sewer Revenue	5.000%	9/1/29	1,000	1,132
	Stockton Public Financing Authority Water Revenue (Delta Water Supply Project), Prere.	6.250%	10/1/23	2,160	2,433
[1]	Stockton Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/37	4,220	5,012
[1]	Stockton Unified School District GO	5.000%	8/1/38	3,500	3,936

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Suisun City Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	10/1/31	1,225	1,387
[2]	Suisun City Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	10/1/32	1,250	1,415
[2]	Suisun City Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	10/1/33	1,280	1,448
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Civic Center Project)	4.000%	4/1/50	4,425	5,168
[2]	Sweetwater Union High School District GO	5.000%	8/1/29	4,200	4,719
	Sweetwater Union High School District GO	5.000%	8/1/33	165	194
	Sweetwater Union High School District GO	5.000%	8/1/34	900	1,060
	Tahoe-Truckee Unified School District GO	5.000%	8/1/39	2,645	3,157
[1]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/38	3,115	3,817
[2]	Temecula Valley Unified School District GO, Prere.	4.500%	8/1/24	3,120	3,510
[2]	Temecula Valley Unified School District GO, Prere.	4.625%	8/1/24	3,785	4,271
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/49	3,750	4,497
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/48	200	247
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/45	2,285	2,564
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/50	3,000	3,357
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/36	800	1,030
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/45	2,000	2,518
	Transbay Joint Powers Authority Tax Allocation Revenue	2.400%	10/1/49	780	807
[1]	Tulare CA Sewer Revenue	5.000%	11/15/45	1,000	1,172
	Tulare County Transportation Authority Sales Tax Revenue	4.000%	2/1/34	1,540	1,666
[2]	Tulare Local Health Care District GO	4.000%	8/1/31	1,250	1,522
[2]	Tulare Local Health Care District GO	4.000%	8/1/35	1,825	2,191
[2]	Tulare Local Health Care District GO	4.000%	8/1/39	3,275	3,888
[8]	Tulare Union High School District GO	0.000%	8/1/27	515	484
[8]	Tulare Union High School District GO	0.000%	8/1/28	1,250	1,148
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/46	1,765	2,144
	Tustin Community Facilities District Special Tax Revenue	5.000%	9/1/37	1,000	1,158
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/31	3,000	3,441
[13]	Ukiah CA Unified School District GO	0.000%	8/1/32	6,445	5,369
	Union Sanitary District Financing Authority Lease Revenue	4.000%	9/1/36	380	468
	Union Sanitary District Financing Authority Lease Revenue	4.000%	9/1/38	525	642
	Union Sanitary District Financing Authority Lease Revenue	4.000%	9/1/40	500	608
	United Water Conservation District COP	4.000%	10/1/45	1,635	1,937
	United Water Conservation District COP	4.000%	10/1/50	2,155	2,540
	University of California College & University Revenue	5.000%	5/15/30	1,000	1,081
	University of California College & University Revenue	5.000%	5/15/31	2,130	2,574
	University of California College & University Revenue	5.000%	5/15/32	7,925	9,247

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	University of California College & University Revenue	5.000%	5/15/32	3,500	4,779
	University of California College & University Revenue	5.000%	5/15/33	1,000	1,238
	University of California College & University Revenue	5.000%	5/15/33	2,675	2,891
[6]	University of California College & University Revenue	5.000%	5/15/33	9,000	12,231
	University of California College & University Revenue	4.000%	5/15/34	7,000	8,156
	University of California College & University Revenue	4.000%	5/15/34	7,000	7,652
	University of California College & University Revenue	4.000%	5/15/34	5,000	5,592
[12]	University of California College & University Revenue	5.000%	5/15/34	4,820	6,098
[6]	University of California College & University Revenue	5.000%	5/15/34	7,750	10,482
	University of California College & University Revenue	4.000%	5/15/35	5,000	5,817
	University of California College & University Revenue	5.000%	5/15/35	7,475	9,440
[6]	University of California College & University Revenue	5.000%	5/15/35	7,500	10,118
[6]	University of California College & University Revenue	5.000%	5/15/36	2,000	2,686
	University of California College & University Revenue	5.000%	5/15/37	3,535	4,366
	University of California College & University Revenue	5.000%	5/15/37	325	389
[6]	University of California College & University Revenue	5.000%	5/15/37	1,750	2,338
	University of California College & University Revenue	5.250%	5/15/37	3,500	3,954
	University of California College & University Revenue	5.000%	5/15/38	10,000	10,799
[6]	University of California College & University Revenue	5.000%	5/15/38	1,750	2,330
[6]	University of California College & University Revenue	5.000%	5/15/39	1,000	1,326
	University of California College & University Revenue	4.000%	5/15/40	7,000	8,501
	University of California College & University Revenue	5.000%	5/15/40	5,495	6,379
	University of California College & University Revenue	5.000%	5/15/40	300	349
[6]	University of California College & University Revenue	5.000%	5/15/40	1,000	1,323
	University of California College & University Revenue	4.000%	5/15/41	2,070	2,517
	University of California College & University Revenue	5.000%	5/15/41	10,915	13,040
[6]	University of California College & University Revenue	5.000%	5/15/41	1,000	1,317
	University of California College & University Revenue	5.000%	5/15/42	2,610	3,192
[6]	University of California College & University Revenue	5.000%	5/15/42	3,000	3,932
	University of California College & University Revenue	5.000%	5/15/43	4,100	5,102

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of California College & University Revenue	5.000%	5/15/43	185	230
	University of California College & University Revenue	4.000%	5/15/46	13,465	15,102
	University of California College & University Revenue	5.000%	5/15/46	835	995
	University of California College & University Revenue	5.000%	5/15/47	15,325	18,679
	University of California College & University Revenue	5.000%	5/15/47	9,040	11,046
	University of California College & University Revenue	3.625%	5/15/48	120	132
	University of California College & University Revenue	5.000%	5/15/48	11,775	14,607
	University of California College & University Revenue	4.000%	5/15/50	3,500	4,123
	University of California College & University Revenue	4.000%	5/15/51	3,000	3,588
	University of California College & University Revenue	4.000%	5/15/51	4,000	4,764
	University of California College & University Revenue	5.000%	5/15/52	8,000	9,735
[4,5]	University of California College & University Revenue TOB VRDO	0.040%	9/2/21	4,275	4,275
[4,5]	University of California College & University Revenue TOB VRDO	0.040%	9/2/21	7,685	7,685
	University of California College & University Revenue VRDO	0.010%	9/1/21	2,300	2,300
	University of California College & University Revenue VRDO	0.010%	9/1/21	2,800	2,800
	University of California College & University Revenue VRDO	0.010%	9/1/21	2,470	2,470
	University of California College & University Revenue VRDO	0.010%	9/1/21	4,600	4,600
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/35	1,895	2,257
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/41	10,715	12,657
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.000%	5/15/44	10,770	12,089
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	0.010%	9/1/21	8,900	8,900
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	0.010%	9/1/21	7,450	7,450
	Upland CA COP	4.000%	1/1/42	5,625	6,288
	Upland CA COP	5.000%	1/1/47	5,060	6,015
	Upper Santa Clara Valley Joint Powers Authority Lease (Non-Terminable) Revenue	4.000%	8/1/45	3,450	3,845
	Upper Santa Clara Valley Joint Powers Authority Lease (Non-Terminable) Revenue	4.000%	8/1/50	12,845	14,283
	Vacaville Unified School District GO	4.000%	8/1/38	500	586
[1]	Val Verde Unified School District COP	5.000%	3/1/32	750	929
[1]	Val Verde Unified School District COP	5.000%	3/1/33	1,000	1,235
[1]	Val Verde Unified School District COP	5.000%	3/1/35	2,445	2,989
[2]	Val Verde Unified School District GO	4.000%	8/1/46	1,700	1,963
	Vallecitos Water District Water Revenue	5.000%	7/1/33	1,110	1,296

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Vallecitos Water District Water Revenue	5.000%	7/1/35	750	873
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/32	865	1,080
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/36	750	926
[1]	Vista Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/28	1,970	2,314
[8]	Vista Unified School District GO	0.000%	8/1/28	7,425	6,841
	Walnut Energy Center Authority Electric Power & Light Revenue	5.000%	1/1/34	3,100	3,487
	Walnut Valley Unified School District GO	0.000%	8/1/36	1,000	715
	Washington Township Health Care District GO	3.250%	8/1/32	385	413
	Washington Township Health Care District GO	5.500%	8/1/40	5,205	5,912
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	875	908
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	835	940
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,065	1,279
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,230	1,554
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	500	629
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/33	1,080	1,265
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,080	1,295
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/34	1,770	1,843
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	2,220	2,495
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	500	621
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/38	1,000	1,029
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	750	844
[8]	West Contra Costa Unified School District GO	0.000%	8/1/32	7,650	6,311
[1]	West Contra Costa Unified School District GO	3.000%	8/1/35	850	943
[1]	West Contra Costa Unified School District GO	3.000%	8/1/36	1,000	1,105
[1]	West Contra Costa Unified School District GO	3.000%	8/1/37	700	768
	West Contra Costa Unified School District GO	5.000%	8/1/40	3,050	3,547
[1]	West Contra Costa Unified School District GO	3.000%	8/1/45	4,000	4,275
[1]	West Contra Costa Unified School District GO	4.000%	8/1/49	2,000	2,373
[1]	West Sacramento Area Flood Control Agency	5.000%	9/1/40	2,050	2,389
[1]	West Sacramento Area Flood Control Agency	5.000%	9/1/45	2,715	3,164
	West Sonoma County Union High School District GO	5.000%	8/1/43	780	963
	West Sonoma County Union High School District GO	5.000%	8/1/46	1,000	1,229
	West Sonoma County Union High School District GO	5.000%	8/1/49	2,000	2,452
	West Valley-Mission Community College District GO	4.000%	8/1/33	1,400	1,716
[1]	Western Placer Unified School District COP	4.000%	8/1/41	2,150	2,360
[2]	Western Placer Unified School District GO	5.000%	8/1/42	6,350	7,810
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/43	1,120	1,340
[2]	Westminster Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	11/1/28	720	878

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Westminster Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	11/1/29	1,000	1,216
	Whittier CA Health, Hospital, Nursing Home Revenue	5.000%	6/1/44	6,250	6,946
[4,5]	Yosemite CA Community College District GO TOB VRDO	0.040%	9/2/21	5,396	5,396
	Yucaipa Valley Water District Financing Corp. Water Revenue	5.000%	9/1/27	1,000	1,178
					5,836,058
Guam (0.1%)
	Guam Income Tax Revenue	5.000%	12/1/31	1,000	1,178
[6]	Guam Miscellaneous Taxes Revenue	4.000%	1/1/42	670	764
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/24	1,000	1,127
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/36	650	755
					3,824
Puerto Rico (0.5%)
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	825	796
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	2,332	2,150
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	3,299	2,897
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	1,000	810
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	14,554	16,509
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	2,083	2,363
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.550%	7/1/40	110	126
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.550%	7/1/40	225	258

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.000%	7/1/58	3,070	3,547
				29,456
Total Tax-Exempt Municipal Bonds (Cost $5,469,568)				5,869,338
Total Investments (101.2%) (Cost $5,469,568)				5,869,338
Other Assets and Liabilities—Net (-1.2%)				(71,745)
Net Assets (100%)				5,797,593
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
2	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
3	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2021, the aggregate value was $374,197,000, representing 6.5% of net assets.
5	Scheduled principal and interest payments are guaranteed by bank letter of credit.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2021.
7	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
8	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
9	Step bond.
10	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
11	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
12	Securities with a value of $1,024,000 have been segregated as initial margin for open futures contracts.
13	Scheduled principal and interest payments are guaranteed by XL Capital Assurance Inc.
3M—3-month.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
Prere.—Prerefunded.
PUT—Put Option Obligation.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	December 2021	508	62,849	193

Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	December 2021	(212)	(31,379)	52
Ultra Long U.S. Treasury Bond	December 2021	(80)	(15,783)	55
				107
				300
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B.  Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of August 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	5,869,338	—	5,869,338
Derivative Financial Instruments
Assets
Futures Contracts[1]	300	—	—	300
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.